Related Party Transactions (Schedule Of Related Parties Transaction By Type) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related party costs and expenses	$ 133,836	$ 45,590
Affiliated Entity [Member]
Exploration and development	109,891	23,836
Salaries and benefits	12,860	11,437
Travel (including aircraft rental)	6,866	6,465
Office and administrative	3,661	3,376
Legal	$ 558	$ 476